Mineral Properties and Interests (Details Textual) - USD ($)		12 Months Ended
	Jun. 13, 2019	Dec. 31, 2020	Dec. 31, 2019
Mineral Properties and Interests; Reclamation Bonds (Textual)
Purchase agreement, description		The Purchase Agreement contains a royalty provision whereby royalties of 4% are due on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Royalties are payable within 30 days following the end of each fiscal quarter. Royalties payable at December 31, 2020 and December 31, 2019 were $210,802 and $36,074. The December 31, 2020 balance includes royalties payable for the second, third and fourth quarters of 2020.
Common stock issued		5,500,000
Fair value of common stock		$ 2,200,000
Percentage of royalty		2.50%
Mineral properties and amortization		$ 258,132	$ 475,682
Estimated gold production, description		The new estimate resulted in increased gold ounces at January 1, 2020 from 39,480 gold ounces to 92,500 gold ounces.
Agreement, description		In addition, the Company and Clifton entered into a Registration Rights Agreement to register for resale the shares issued to Clifton which requires the Company to register the shares within 18 months (which is September 7, 2020) following the initial funding received under the Purchase Agreement (Note 3). In the event the Company does not register the shares within the 18-month period
Corporate Joint Venture [Member]
Mineral Properties and Interests; Reclamation Bonds (Textual)
Joint venture agreement, description		Under the terms of the initial 2009 Joint Venture Agreement, the Company was required to pay a 4% net smelter royalty ("NSR") on base metals in all other areas except for production from the Kiewit gold property and a NSR on gold and silver, except for production from the Kiewit gold property, based on a sliding scale of between 2% and 15% based on the price of gold or silver, as applicable. The Company was also required to pay Clifton a 6% NSR on any production from the Kiewit gold property.
NSR [Member]
Mineral Properties and Interests; Reclamation Bonds (Textual)
Royalty expense		$ 900,000
Purchase agreement, description		The buyer of the Purchase Agreement (Note 3), PDK, acquired a 4% NSR, previously held by Clifton, on the Kiewit property for $2,200,000. PDK remitted the funds for the NSR directly to Clifton. PDK will receive a 4% net NSR on proceeds from the sale of gold and silver from the Kiewit and JJS properties.
Ben Julian, LLC [Member]
Mineral Properties and Interests; Reclamation Bonds (Textual)
Agreement, description	The Company entered into an agreement whereby the Company acquired 20 claims adjacent to the Kiewit property from Ben Julian, LLC for $250,000, known as the JJS Property.